Share-based Compensation - Compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 2,630,905	¥ 2,378,689	¥ 2,053,165
Research and development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	1,257,921	1,552,421	1,333,710
Selling, general and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	1,333,256	779,637	674,610
Cost of sales
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 39,728	¥ 46,631	¥ 44,845